10-K Failed sale and leaseback arrangements - Future minimum lease payments (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Financial Obligations
2026	$ 31,006	$ 33,139
2027	31,841	31,006
2028	30,497	31,841
2029	29,459	30,497
2030		29,459
2031 and thereafter		327,183
Total undiscounted remaining minimum payments	352,583	483,125
Less: imputed interest	(144,419)	(272,986)
Total discounted remaining minimum payments	$ 208,164	$ 210,139